UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3375 Westpark #472
Houston, Texas 77005

(Address of principal executive offices)(Zip code)

Edward L. Jaroski, President
3375 Westpark #472
Houston, Texas 77005

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Church Capital Fund
Schedule of Investments
June 30, 2017

Shares/Principal Amount			Fair Value

CHURCH MORTGAGE BONDS (a)

California		10.05%
	Sonrise Baptist Church of Clovis (c) (d) (e)
749,288	7.50%, 06/01/2020		$ 603,926
	Trinity Southern Baptist Church of Livermore, California
111,000	7.30%, 03/18/2030		102,086
128,000	7.30%, 09/18/2030		116,428
143,000	7.30%, 03/18/2032		126,311
	The United Pentecostal Church of Modesto, Inc. (c) (d)
11,016	7.50%, 11/21/2020		3,126
23,684	7.50%, 05/21/2021		6,712
23,684	7.50%, 11/21/2021		6,677
24,786	7.50%, 05/21/2022		6,994
28,091	7.60%, 11/21/2023		7,950
29,192	7.60%, 05/21/2024		8,267
30,294	7.60%, 11/21/2024		8,588
30,845	7.60%, 05/21/2025		8,751
32,497	7.60%, 11/21/2025		9,171
34,150	7.60%, 05/21/2026		9,644
36,353	7.60%, 05/21/2027		10,204
38,005	7.60%, 11/21/2027		10,672
39,107	7.60%, 05/21/2028		10,981
40,208	7.60%, 11/21/2028		11,295
47,369	7.60%, 11/21/2030		13,315
49,021	7.60%, 05/21/2031		13,780
50,674	7.60%, 11/21/2031		14,249
52,877	7.60%, 05/21/2032		14,869
54,529	7.60%, 11/21/2032		15,203
56,732	7.60%, 05/21/2033		15,817

61,690	7.60%, 05/21/2034		17,199
63,342	7.60%, 11/21/2034		17,660
	Victory Christian Center of the Desert, Inc. (c) (d)
16,991	8.40%, 10/15/2020		13,860
17,557	8.40%, 04/15/2021		14,322
18,124	8.40%, 10/15/2021		14,769
19,257	8.40%, 04/15/2022		15,708
19,823	8.40%, 10/15/2022		16,170
20,389	8.40%, 04/15/2023		16,681
21,522	8.40%, 10/15/2023		17,543
22,655	8.40%, 04/15/2024		18,482
23,221	8.40%, 10/15/2024		18,960
24,354	8.40%, 04/15/2025		19,900
25,487	8.40%, 10/15/2025		20,718
26,619	8.40%, 04/15/2026		21,650
27,186	8.40%, 10/15/2026		21,980
28,885	8.40%, 04/15/2027		23,359
30,018	8.40%, 10/15/2027		24,281
31,150	8.40%, 04/15/2028		25,204
32,283	8.40%, 10/15/2028		26,123
33,982	8.40%, 04/15/2029		27,505
35,115	8.40%, 10/15/2029		28,426
36,814	8.40%, 04/15/2030		29,808
38,513	8.40%, 10/15/2030		31,188
39,646	8.40%, 04/15/2031		32,109
41,911	8.40%, 10/15/2031		33,948
43,044	8.40%, 04/15/2032		34,874
45,310	8.40%, 10/15/2032		36,402
47,009	8.40%, 04/15/2033		37,767
49,274	8.40%, 10/15/2033		39,587
50,973	8.40%, 04/15/2034		40,952
39,080	8.40%, 10/15/2034		31,396
Florida		12.95%
	Abyssinia Missionary Baptist Church Ministries, Inc. (e)
1,445,799	2.00%, 06/01/2027		619,380
	Bethel Baptist Institutional Church, Inc. (e)
251,757	0.00%, 01/01/2022 (f)		25
1,641,455	3.50%, 01/01/2022		552,678
	Celebration Baptist Church of Jacksonville, Florida, Inc. (c) (d)
3,405	8.10%, 06/15/2015		3,405
6,610	8.20%, 12/15/2015		6,610
13,020	8.40%, 12/15/2020		13,150
13,821	8.40%, 06/15/2021		13,959
14,222	8.40%, 12/15/2021		14,359

14,823	8.40%, 06/15/2022		14,971
14,222	8.40%, 12/15/2022		14,364
2,003	8.40%, 06/15/2025		2,023
4,607	8.40%, 12/15/2026		4,614
4,807	8.40%, 06/15/2027		4,815
5,809	8.40%, 12/15/2029		5,824
6,410	8.40%, 12/15/2030		6,429
23,436	8.40%, 12/15/2032		23,317
16,826	8.40%, 12/15/2033		16,740
39,862	8.40%, 06/15/2034		39,658
14,022	8.40%, 12/15/2034		13,950
	Manifestations Worldwide, Inc.
56,000	7.60%, 03/17/2034		49,745
59,000	7.60%, 09/17/2034		52,091
60,000	7.60%, 03/17/2035		52,548
63,000	7.60%, 09/17/2035		54,848
65,000	7.60%, 03/17/2036		56,115
68,000	7.60%, 09/17/2036		58,276
70,000	7.60%, 03/17/2037		59,570
73,000	7.60%, 09/17/2037		62,043
76,000	7.60%, 03/17/2038		64,152
79,000	7.60%, 09/17/2038		66,099
	Iglesia Cristiana La Nueva Jerusalem, Inc. (e)
145,273	6.50%, 11/5/2019		114,621
	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d)
778,852	5.25%, 7/01/2036		334,906
	Truth For Living Ministries, Inc. (c) (d) (e)
308,054	4.00%, 11/15/2022		83,051
Georgia		6.74%
	Bible Baptist Church of Newnan, Inc. (c) (d)
32,000	7.60%, 03/01/2015		1,100
33,000	7.70%, 09/01/2015		1,135
39,000	7.80%, 03/01/2018		1,349
11,000	7.80%, 09/01/2018		383
45,000	7.80%, 09/01/2019		1,575
46,000	7.80%, 03/01/2020		1,605
48,000	7.80%, 09/01/2020		1,670
50,000	7.80%, 03/01/2021		1,740
56,000	7.90%, 09/01/2022		1,949
50,000	7.90%, 03/01/2023		1,740
38,000	7.90%, 03/01/2034		1,300
89,000	7.90%, 09/01/2035		3,079
159,000	7.90%, 03/01/2036		5,438
64,000	7.90%, 09/01/2036		2,214

51,000	8.00%, 09/01/2021		1,770
54,000	8.00%, 03/01/2022		1,879
	Victory Baptist Church of Loganville, Inc.
69,000	7.90%, 07/15/2030		66,212
74,000	7.90%, 07/15/2031		69,900
81,000	7.90%, 07/15/2032		75,330
87,000	7.90%, 07/15/2033		80,197
90,000	7.90%, 01/15/2034		82,602
95,000	7.90%, 07/15/2034		86,754
98,000	7.90%, 01/15/2035		88,788
101,000	7.90%, 07/15/2035		90,971
106,000	7.90%, 01/15/2036		94,722
110,000	7.90%, 07/15/2036		97,724
115,000	7.90%, 01/15/2037		101,994
119,000	7.90%, 07/15/2037		104,518
123,000	7.90%, 01/15/2038		107,502
129,000	7.90%, 07/15/2038		112,295
Illinois		0.81%
	First Baptist Church of Melrose Park (c) (d)
19,843	7.80%, 06/12/2019		5,665
20,976	7.80%, 12/12/2019		5,995
20,976	7.80%, 06/12/2020		5,974
22,677	7.80%, 12/12/2020		6,440
23,244	7.80%, 06/12/2021		6,594
23,811	7.80%, 12/12/2021		6,717
25,512	7.80%, 06/12/2022		7,206
28,347	7.90%, 12/12/2023		8,028
28,913	7.90%, 06/12/2024		8,194
30,614	7.90%, 12/12/2024		8,685
31,748	7.90%, 06/12/2025		9,013
24,378	7.90%, 06/12/2030		6,855
48,756	7.90%, 12/12/2030		13,715
13,606	7.90%, 12/12/2033		3,796
63,496	7.90%, 06/12/2034		17,715
66,331	7.90%, 12/12/2034		18,506
25,512	8.00%, 12/12/2022		7,243
27,213	8.00%, 06/12/2023		7,734
Indiana		4.59%
	Madison Park Church of God, Inc. (e )
1,714,923	2.50%, 01/01/2033		877,869
Louisiana		3.55%
	Living Way Apostolic Church, Inc.
103,000	7.90%, 10/20/2030		98,334
15,000	7.90%, 10/20/2031		14,090

91,000	7.90%, 04/20/2032		85,303
121,000	7.90%, 10/20/2032		112,022
126,000	7.90%, 04/20/2033		116,550
136,000	7.90%, 04/20/2034		124,548
141,000	7.90%, 10/20/2034		128,099
Maryland		0.17%
	Ark of Safety Christian Church, Inc. (e)
46,508	8.00%, 05/15/2027		33,430
Massachusetts		1.49%
	Harvest Ministries of New England, Inc.
95,000	7.30%, 02/20/2033		83,116
114,000	7.30%, 08/20/2033		99,100
118,000	7.30%, 02/20/2034		102,070
North Carolina		0.10%
	Accumulated Resources of Kindred Spirits (c) (d)
60,726	7.75%, 12/01/2009		19,772
Rhode Island		5.07%
	The Cathedral of Life Christian Assembly (c) (d)
10,000	7.50%, 08/15/2016		8,021
11,000	7.50%, 08/15/2017		8,801
23,000	7.50%, 08/15/2020		18,632
23,000	7.50%, 02/15/2021		18,632
25,000	7.50%, 08/15/2021		20,160
25,000	7.50%, 02/15/2022		20,183
35,000	7.60%, 08/15/2026		28,112
37,000	7.60%, 02/15/2027		29,726
39,000	7.60%, 08/15/2027		31,340
40,000	7.60%, 02/15/2028		32,152
41,000	7.60%, 08/15/2028		32,960
43,000	7.60%, 02/15/2029		34,576
45,000	7.60%, 08/15/2029		36,194
46,000	7.60%, 02/15/2030		37,002
48,000	7.60%, 08/15/2030		38,621
50,000	7.60%, 02/15/2031		40,235
52,000	7.60%, 08/15/2031		41,855
53,000	7.60%, 02/15/2032		42,665
58,000	7.60%, 02/15/2033		46,284
60,000	7.60%, 08/15/2033		47,880
62,000	7.60%, 02/15/2034		49,476
65,000	7.60%, 08/15/2034		51,870
67,000	7.60%, 02/15/2035		53,466
70,000	7.60%, 08/15/2035		55,860
62,000	7.60%, 08/15/2036		49,476
58,000	7.60%, 02/15/2037		46,284

7,000	7.60%, 08/15/2037		5,586
26,000	8.00%, 08/15/2022		21,063
28,000	8.00%, 02/15/2023		22,683
Tennessee		5.83%
	Grace Christian Fellowship Church, Inc. (c) (d)
38,000	8.40%, 07/18/2021		24,050
39,000	8.40%, 10/18/2021		24,691
40,000	8.40%, 01/18/2022		25,436
41,000	8.40%, 04/18/2022		26,088
41,000	8.40%, 07/18/2022		26,109
42,000	8.40%, 10/18/2022		26,758
44,000	8.40%, 01/18/2023		28,054
44,000	8.40%, 04/18/2023		28,068
45,000	8.40%, 07/18/2023		28,593
46,000	8.40%, 10/18/2023		29,238
47,000	8.40%, 01/18/2024		29,887
47,000	8.40%, 04/18/2024		29,897
34,000	8.40%, 07/18/2024		21,641
50,000	8.40%, 10/18/2024		31,830
51,000	8.40%, 01/18/2025		32,487
52,000	8.40%, 04/18/2025		33,129
54,000	8.40%, 10/18/2025		34,231
56,000	8.40%, 01/18/2026		35,510
56,000	8.40%, 04/18/2026		35,515
58,000	8.40%, 10/18/2026		36,563
60,000	8.40%, 01/18/2027		37,836
35,000	8.40%, 10/18/2028		22,085
30,000	8.40%, 01/18/2029		18,933
52,000	8.40%, 04/18/2029		32,817
20,000	8.40%, 07/18/2029		12,624
75,000	8.40%, 10/18/2029		47,340
77,000	8.40%, 01/18/2030		48,610
78,000	8.40%, 04/18/2030		49,241
81,000	8.40%, 07/18/2030		51,143
81,000	8.40%, 10/18/2030		51,143
21,000	8.40%, 04/18/2031		13,262
38,000	8.40%, 07/18/2031		24,001
88,000	8.40%, 10/18/2031		55,581
100,000	8.40%, 04/18/2033		62,640
Washington		2.26%
	Cascade Christian Center of Skagit Valley (e )
550,100	3.50%, 10/20/2020		432,875
Total Church Mortgage Bonds (Cost $21,322,814)		53.61%	10,257,397

CHURCH MORTGAGE LOANS (b)

California		2.73%
	Mount Olive Missionary Baptist Church of Fresno (d)
859,942	3.50%, 09/25/2013		522,329
Georgia		2.85%
	God First Breakthrough Ministries, Inc. (e)
1,004,561	6.50%, 03/01/2014		545,878
Nevada		1.28%
	Iglesia Christiana Verbo De Dios, Inc. (e)
280,067	0.00%, 01/01/2014		244,638
New Jersey		2.74%
	Igreja Batista Do Calvario
716,135	8.75%, 08/01/2038		524,068
Texas		3.68%
	Pleasant Grove Baptist Church (e)
793,405	4.00%, 08/01/2018		704,068

Total Church Mortgage Loans (Cost $3,716,327)		13.28%	2,540,981

SHORT TERM INVESTMENTS		32.55%

Money Market Funds
6,227,705	Federated Gov't Obligations Fund-Inst'l Shares- 0.80% (g) (h) (Cost $6,227,705)		6,227,705

Total Investments - (Cost $21,322,814)		99.44%	19,026,083

ASSETS IN EXCESS OF LIABILITIES		0.56%	104,651

Net Assets		100.00%	$ 19,130,734

(a) The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.
The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.
(b) The Mortgagee has the right to prepay the Loans at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market. The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's
Church Loan Fund. See Note 3.
(c) Represents non-income producing security.
(d) Security is in default or is delinquent on interest or principal payments. As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.

(e) The trustee of the issuer has completed restructuring of the bond and/or mortgage. The restructured terms reduced the interest rate and/or shortened the maturity period.
(f) Issuer of security, as a part of the restructure of the bond, will receive an annual credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee. The zero coupon bonds are priced to reflect the portion of principal the Fund believes it will receive.
(g) Variable rate or zero coupon securities; the coupon rate shown represents the yield as of December31, 2016.
(h) Mutual funds are priced at their NAV as of December31, 2016.

As of June 30, 2017, the cost of investments were $27,759,151, the gross unrealized appreciation on investments were $2,928 and the gross unrealized depreciation on investments were $8,527,363, for a net unrealized depreciation of $8,524,435 for federal income tax purposes.

CHURCH CAPITAL FUND

Notes to Schedule of Investments
June 30, 2017 (Unaudited)

SECURITY VALUATIONS

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds and mortgages on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds and mortgages using a pricing service when such prices are believed to reflect fair value. Church bonds and mortgages with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  The fair valuation process used by the Fund has been reviewed and refined by the Fund’s Valuation Committee no less than monthly and has been subject to quarterly review and approval from the Fund’s Board.

For performing Level 3 bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service was unavailable, the Fund’s’ Valuation Committee has used the Market or Income Approach, whichever was appropriate.

Under the Fund’s valuation process, fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser has constructed and maintained a benchmark yield curve based on new issue church bonds and mortgages meeting the Fund’s investment requirements.  The Fund has obtained credit research and analysis from various industry sources, including an underwriter of church bonds and mortgages.  The Market Approach is sensitive to changes in the yield of new church bond and mortgage issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond or mortgage issue becomes delinquent on sinking fund or mortgage payments or when significant principal or balloon payments are due within the next 3 years, it has been the judgment of the Fund that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Fund, under these circumstances, could determine an adjustment to the matrix price.   The relevant inputs that the Fund could consider in establishing the fair value include, but have not been limited to:

- the general conditions in the church bond market and the overall financial market
- the transaction price of any recent sales or purchases of the security
- the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
- the estimated value of the underlying collateral

-          the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it has become more than a remote possibility that foreclosure proceedings are probable, the Adviser has taken an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser could consider in using the Income Approach to determine a fair value include, but have not been limited to:

- any current independent appraisal values of the property securing the bonds and mortgages
- any current listing price or related data
- index adjusted appraisal values based on published real estate sources
- estimated costs associated with the disposition of the property
- risk adjusted discount rate
- estimated time to sell in years
- probability of foreclosure

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  An increase in time to sell causes an increase in the discount rate and the costs associated with the disposition of the property.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Fund could also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond or mortgage is derived from a weighted assessment by the Fund of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Fund's consideration of the likelihood of each outcome.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”). The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.  In determining the fair value of the church mortgage loans, the Fund has also considered the potential results of the trustee’s actions, including restructuring, refinance, and acceleration of payments or other liquidation of property collateralizing the church mortgage loans.  For mortgages that have been restructured, the Fund has valued such mortgages under the Income Approach until additional information is available as to the church's ability to perform under the revised terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that the Fund’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees. The Level 1 investments in money market funds are generally priced at the respective money market fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1- Quoted prices in active markets for identical assets or liabilities and NAV for money market funds.

Level 2- Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3- Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds and church mortgage loans are generally categorized as Level 3. For Level 3 securities the Fund uses a pricing service (a) only for those securities that are performing; (b) only when such pricing service prices are believed to reflect fair value of the securities.

The following table presents information about the Fund’s assets measured at fair value as of June 30, 2017:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Balance as of
Assets	(Level 1)	(Level 2)	(Level 3)	30-Jun-17
Church Mortgage Bonds	$ -	$ -	$ 10,257,397	$ 10,257,397
Church Mortgage Loans	-	-	2,540,981	2,540,981
Short Term Investments	6,227,705	-	-	6,227,705
	$6,227,705.00	$ -	$ 12,798,378	$ 19,026,083

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the period ended June 30, 2017.

See the Schedule of Investments for state classification of church mortgage bonds and loans.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 10/1/2016	$10,739,388	$2,732,056	$13,471,444
Accrued Accretion/(Amortization)	0	-	-
Unrealized Appreciation/(Depreciation)	1,692,912	6,373	1,699,285
Realized Gain/(Loss)	-189,254	-	-189,254
Gross Sales and Paydowns	-511,606	-29,738	-541,344
Gross Restructures	0	-	-
Transfers In/(Out) of Level 3	-	-	-
Balance as of 6/30/2017	$11,731,440	$2,708,691	$14,440,131

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within the 90 days of the filing date of this report (the "Evaluation Date" based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

CHURCH CAPITAL FUND

Notes to Schedule of Investments

December 31, 2013

2.  SECURITY VALUATION

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value.  Bonds and mortgage loans with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  Capstone Asset Management Company’s (“CAMCO” or “Adviser”) fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

For performing bonds in which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Inputs used by the pricing service may not be considered observable and may be considered proprietary.

When the price from an independent pricing service is unavailable, the Adviser’s internal Valuation Committee will use the Market or Income Approach, whichever is appropriate.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church mortgage bonds.  The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser will determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-

the general conditions in the church bond market and the overall financial market

-

the transaction price of any recent sales or purchases of the security

-

the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

-

the estimated value of the underlying collateral

-

the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

-

 any current independent appraisal values

-

 any current listing price

-

 index adjusted appraisal values based on published real estate sources

-

 estimated costs associated with the disposition of the property

-

 risk adjusted discount rate

-

 estimated time to sell in years

-

 probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Adviser may also incorporate a probability analysis into its valuation approach for certain defaulted bonds, whereby the value of the bond is derived from a weighted assessment by the Adviser of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Adviser's consideration of the likelihood of each outcome.

Similar methods are used to value church mortgage loans held by the Fund.  Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”).The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.  In determining the fair value of the church mortgage loans, the Adviser also considered the potential results of the trustee’s actions, including restructuring, refinance, acceleration of payments or other liquidation of property collateralizing the church mortgage loans.  For mortgages that have been restructured, the Adviser is currently valuing such mortgages under the Income Approach until additional information is available as to the church's ability to perform under the revised terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in open-end mutual funds and money market funds are generally priced at the respective open-end mutual fund's or money market fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table presents information about the Fund’s assets measured at fair value as of December 31, 2013:

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPSTONE CHURCH CAPITAL FUND

By /s/ Edward L. Jaroski

Edward L. Jaroski

President

Date: August 30, 2017

By /s/ Richard A. Nunn

Richard A. Nunn

Secretary

Date: August 30, 2017